Columbia Mid Cap Value Opportunity Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Mid Cap Value Opportunity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.9 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Mid Cap Value Opportunity Fund	Class A	Class B	Class C	Class I	Class K	Class R	Class R4	Class R5	Class W	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Mid Cap Value Opportunity Fund		Class A	Class B	Class C	Class I	Class K	Class R	Class R4	Class R5	Class W	Class Z
Management fees	[1]	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or service (12b-1) fees	[1]	0.25%	1.00%	1.00%	none	none	0.50%	none	none	0.25%	none
Other expenses	[1]	0.36%	0.36%	0.36%	0.08%	0.38%	0.36%	0.36%	0.13%	0.36%	0.36%
Total annual fund operating expenses	[1]	1.31%	2.06%	2.06%	0.78%	1.08%	1.56%	1.06%	0.83%	1.31%	1.06%
Less: Fee waiver/expense reimbursement	[1][2]	(0.04%)	(0.04%)	(0.04%)	none	none	(0.04%)	(0.04%)	none	(0.04%)	(0.04%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1][2]	1.27%	2.02%	2.02%	0.78%	1.08%	1.52%	1.02%	0.83%	1.27%	1.02%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, through November 30, 2012 the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.18% for Class A, 1.93% for Class B, 1.93% for Class C, 0.76% for Class I, 1.06% for Class K, 1.43% for Class R, 1.31% for Class R4, 0.81% for Class R5 , 1.18% for Class W and 0.93% for Class Z. Beginning December 1, 2012 through September 30, 2013, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.27% for Class A, 2.02% for Class B, 2.02% for Class C, 0.82% for Class I, 1.12% for Class K, 1.52% for Class R, 1.37% for Class R4, 0.87% for Class R5, 1.27% for Class W and 1.02% for Class Z. These net operating expense ratios, as applicable, are shown in the table.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Mid Cap Value Opportunity Fund (USD $)	1 year	3 years	5 years	10 years
Class A	697	963	1,249	2,065
Class B	705	942	1,306	2,198
Class C	305	642	1,106	2,391
Class I	80	249	434	970
Class K	110	344	596	1,322
Class R	155	489	847	1,858
Class R4	104	334	582	1,295
Class R5	85	265	461	1,029
Class W	129	412	715	1,580
Class Z	104	334	582	1,295

Expense Example, No Redemption Columbia Mid Cap Value Opportunity Fund (USD $)	1 year	3 years	5 years	10 years
Class A	697	963	1,249	2,065
Class B	205	642	1,106	2,198
Class C	205	642	1,106	2,391
Class I	80	249	434	970
Class K	110	344	596	1,322
Class R	155	489	847	1,858
Class R4	104	334	582	1,295
Class R5	85	265	461	1,029
Class W	129	412	715	1,580
Class Z	104	334	582	1,295

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period from October 1, 2011 to May 31, 2012, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio and for the prior fiscal year ended September 30, 2011, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. These equity securities generally include common stocks. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the market capitalization range of the Russell Midcap® Value Index (the Index). The market capitalization range of the companies included within the Index was $301 million to $19.3 billion as of August 31, 2012. The market capitalization range of the companies in the Index is subject to change. Up to 20% of the Fund’s net assets may be invested in stocks of smaller or larger companies. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
PRINCIPAL RISKS OF INVESTING IN THE FUND
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager’s perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
PAST PERFORMANCE
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charge was reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with those of its benchmark index. The inception date of the Fund’s Class A, Class B, Class C and Class K shares is February 14, 2002, the inception date of the Fund’s Class I shares is March 4, 2004, the inception date of the Fund’s Class W shares is December 1, 2006, the inception date of the Fund’s Class R, Class R4 and Class R5 shares is December 11, 2006 and the inception date of the Fund’s Class Z shares is September 27, 2010. The returns shown for each of these classes of shares include the returns of the Fund’s Class A shares (adjusted to reflect higher class-related operating expenses of such classes, where applicable) for periods prior to the relevant class inception date. Except for differences in expenses and sales charges (where applicable), the share classes of the Fund have annual returns substantially similar because all share classes invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. The after-tax returns shown in the table are calculated using the highest historical individual U.S. federal marginal income tax rate and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown:
  Highest return for a calendar quarter was 27.27% (quarter ended June 30, 2003).
  Lowest return for a calendar quarter was -27.69% (quarter ended December 31, 2008).
  Class A year-to-date return was 7.49% at June 30, 2012.

Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2011)
Average Annual Total Returns Columbia Mid Cap Value Opportunity Fund	1 year	5 years	Since inception	Inception Date
Class A	(13.60%)	(1.89%)	6.64%	Feb. 14, 2002
Class A after taxes on distributions	(13.61%)	(2.51%)	5.93%	Feb. 14, 2002
Class A after taxes on distributions and redemption of fund shares	(8.83%)	(1.79%)	5.63%	Feb. 14, 2002
Class B	(13.52%)	(1.81%)	6.46%	Feb. 14, 2002
Class C	(10.01%)	(1.48%)	6.46%	Feb. 14, 2002
Class I	(7.92%)	(0.26%)	7.67%	Feb. 14, 2002
Class K	(8.28%)	(0.57%)	7.46%	Feb. 14, 2002
Class R	(8.57%)	(1.03%)	6.98%	Feb. 14, 2002
Class R4	(8.42%)	(0.82%)	7.19%	Feb. 14, 2002
Class R5	(8.02%)	(0.32%)	7.50%	Feb. 14, 2002
Class W	(8.32%)	(0.69%)	7.30%	Feb. 14, 2002
Class Z	(8.03%)	(0.64%)	7.32%	Feb. 14, 2002
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	(1.38%)	0.04%	7.64%	Feb. 14, 2002